Going Concern (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 15, 2014 Subsequent Event [Member]
Going Concern [Line Items]
Net Loss	$ (2,846,372)	$ (1,562,651)	$ (4,262,856)	$ (8,849,371)
Net Cash Used In Operating Activities	749,000		1,778,000
Accumulated deficit	(47,600,505)		(44,754,133)	(40,491,277)
Working Capital	770,000		1,269,000
Stock Registered for Future Issuance, Value					$ 10,000,000